CAPITAL LEASE - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - Methane Princess Lease $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leased Assets
2018	$ 7,893
2019	8,201
2020	8,514
2021	8,846
2022	9,181
2023 and thereafter	167,783
Total minimum lease payments	210,418
Less: Imputed interest	(82,337)
Present value of minimum lease payments	$ 128,081